SEGMENT INFORMATION (Schedule of Amount Relating From Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Revenue from contracts with customers (a)	$ 56,832	$ 62,521	$ 81,149
Total revenue	$ 56,832	$ 62,521	$ 81,149